Distribution Date:	03/17/25	CSAIL 2015-C3 Commercial Mortgage Trust
Determination Date:	03/11/25
Next Distribution Date:	04/17/25
Record Date:	02/28/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C03

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	19		Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
		Controlling Class	RREF II CMBS AIV, L.P.
Modified Loan Detail	25	Representative
Historical Liquidated Loan Detail	26		-
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12635FAQ7	1.716700%	60,509,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12635FAR5	3.032600%	148,324,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12635FAS3	3.446500%	200,000,000.00	68,288,635.43	68,288,635.43	196,130.65	0.00	0.00	68,484,766.08	0.00	0.00%	30.00%
A-4	12635FAT1	3.718200%	502,390,000.00	502,390,000.00	44,290,079.67	1,556,655.42	0.00	0.00	45,846,735.09	458,099,920.33	46.78%	30.00%
A-SB	12635FAU8	3.448100%	82,627,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	12635FAX2	4.053200%	86,962,000.00	86,962,000.00	0.00	293,728.65	0.00	0.00	293,728.65	86,962,000.00	36.68%	23.88%
B	12635FAY0	4.111756%	86,961,000.00	86,961,000.00	0.00	297,968.70	0.00	0.00	297,968.70	86,961,000.00	26.57%	17.75%
C	12635FAZ7	4.361756%	63,891,000.00	63,891,000.00	0.00	232,230.81	0.00	0.00	232,230.81	63,891,000.00	19.15%	13.25%
D	12635FBA1	3.361756%	72,764,000.00	72,764,000.00	0.00	203,845.70	0.00	0.00	203,845.70	72,764,000.00	10.70%	8.13%
E	12635FAG9	3.220000%	35,495,000.00	35,495,000.00	0.00	95,244.92	0.00	0.00	95,244.92	35,495,000.00	6.57%	5.63%
F	12635FAJ3	3.220000%	14,197,000.00	14,197,000.00	0.00	38,095.28	0.00	0.00	38,095.28	14,197,000.00	4.92%	4.63%
NR*	12635FAL8	3.220000%	65,666,014.00	42,380,611.61	0.00	120,225.82	0.00	(1,257.00)	120,225.82	42,381,868.61	0.00%	0.00%
Z	12635FBE3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12635FAN4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,419,786,014.00	973,329,247.04	112,578,715.10	3,034,125.95	0.00	(1,257.00)	115,612,841.05	860,751,788.94

X-A	12635FAV6	0.627471%	1,080,812,000.00	657,640,635.43	0.00	343,875.44	0.00	0.00	343,875.44	545,061,920.33
X-B	12635FAW4	0.250000%	86,961,000.00	86,961,000.00	0.00	18,116.88	0.00	0.00	18,116.88	86,961,000.00
X-D	12635FBB9	1.000000%	72,764,000.00	72,764,000.00	0.00	60,636.67	0.00	0.00	60,636.67	72,764,000.00
X-E	12635FAA2	1.141756%	35,495,000.00	35,495,000.00	0.00	33,772.20	0.00	0.00	33,772.20	35,495,000.00
X-F	12635FAC8	1.141756%	14,197,000.00	14,197,000.00	0.00	13,507.93	0.00	0.00	13,507.93	14,197,000.00
X-NR	12635FAE4	1.141756%	65,666,014.00	42,380,611.61	0.00	40,323.61	0.00	0.00	40,323.61	42,381,868.61
Notional SubTotal			1,355,895,014.00	909,438,247.04	0.00	510,232.73	0.00	0.00	510,232.73	796,860,788.94

Deal Distribution Total					112,578,715.10	3,544,358.68	0.00	(1,257.00)	116,123,073.78

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12635FAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12635FAR5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12635FAS3	341.44317715	341.44317715	0.98065325	0.00000000	0.00000000	0.00000000	0.00000000	342.42383040	0.00000000
A-4	12635FAT1	1,000.00000000	88.15876046	3.09850001	0.00000000	0.00000000	0.00000000	0.00000000	91.25726047	911.84123954
A-SB	12635FAU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	12635FAX2	1,000.00000000	0.00000000	3.37766668	0.00000000	0.00000000	0.00000000	0.00000000	3.37766668	1,000.00000000
B	12635FAY0	1,000.00000000	0.00000000	3.42646359	0.00000000	0.00000000	0.00000000	0.00000000	3.42646359	1,000.00000000
C	12635FAZ7	1,000.00000000	0.00000000	3.63479692	0.00000000	0.00000000	0.00000000	0.00000000	3.63479692	1,000.00000000
D	12635FBA1	1,000.00000000	0.00000000	2.80146364	0.00000000	0.00000000	0.00000000	0.00000000	2.80146364	1,000.00000000
E	12635FAG9	1,000.00000000	0.00000000	2.68333343	0.00000000	0.00000000	0.00000000	0.00000000	2.68333343	1,000.00000000
F	12635FAJ3	1,000.00000000	0.00000000	2.68333310	0.00000000	0.00000000	0.00000000	0.00000000	2.68333310	1,000.00000000
NR	12635FAL8	645.39643917	0.00000000	1.83086825	(0.09905459)	60.81355570	0.00000000	(0.01914232)	1.83086825	645.41558149
Z	12635FBE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12635FAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12635FAV6	608.46903572	0.00000000	0.31816397	0.00000000	0.00000000	0.00000000	0.00000000	0.31816397	504.30779852
X-B	12635FAW4	1,000.00000000	0.00000000	0.20833339	0.00000000	0.00000000	0.00000000	0.00000000	0.20833339	1,000.00000000
X-D	12635FBB9	1,000.00000000	0.00000000	0.83333338	0.00000000	0.00000000	0.00000000	0.00000000	0.83333338	1,000.00000000
X-E	12635FAA2	1,000.00000000	0.00000000	0.95146359	0.00000000	0.00000000	0.00000000	0.00000000	0.95146359	1,000.00000000
X-F	12635FAC8	1,000.00000000	0.00000000	0.95146369	0.00000000	0.00000000	0.00000000	0.00000000	0.95146369	1,000.00000000
X-NR	12635FAE4	645.39643917	0.00000000	0.61407123	0.00000000	0.00000000	0.00000000	0.00000000	0.61407123	645.41558149

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02/01/25 - 02/28/25	30	0.00	196,130.65	0.00	196,130.65	0.00	0.00	0.00	196,130.65	0.00
A-4	02/01/25 - 02/28/25	30	0.00	1,556,655.42	0.00	1,556,655.42	0.00	0.00	0.00	1,556,655.42	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	02/01/25 - 02/28/25	30	0.00	343,875.44	0.00	343,875.44	0.00	0.00	0.00	343,875.44	0.00
X-B	02/01/25 - 02/28/25	30	0.00	18,116.88	0.00	18,116.88	0.00	0.00	0.00	18,116.88	0.00
X-D	02/01/25 - 02/28/25	30	0.00	60,636.67	0.00	60,636.67	0.00	0.00	0.00	60,636.67	0.00
X-E	02/01/25 - 02/28/25	30	0.00	33,772.20	0.00	33,772.20	0.00	0.00	0.00	33,772.20	0.00
X-F	02/01/25 - 02/28/25	30	0.00	13,507.93	0.00	13,507.93	0.00	0.00	0.00	13,507.93	0.00
X-NR	02/01/25 - 02/28/25	30	0.00	40,323.61	0.00	40,323.61	0.00	0.00	0.00	40,323.61	0.00
A-S	02/01/25 - 02/28/25	30	0.00	293,728.65	0.00	293,728.65	0.00	0.00	0.00	293,728.65	0.00
B	02/01/25 - 02/28/25	30	0.00	297,968.70	0.00	297,968.70	0.00	0.00	0.00	297,968.70	0.00
C	02/01/25 - 02/28/25	30	0.00	232,230.81	0.00	232,230.81	0.00	0.00	0.00	232,230.81	0.00
D	02/01/25 - 02/28/25	30	0.00	203,845.70	0.00	203,845.70	0.00	0.00	0.00	203,845.70	0.00
E	02/01/25 - 02/28/25	30	0.00	95,244.92	0.00	95,244.92	0.00	0.00	0.00	95,244.92	0.00
F	02/01/25 - 02/28/25	30	0.00	38,095.28	0.00	38,095.28	0.00	0.00	0.00	38,095.28	0.00
NR	02/01/25 - 02/28/25	30	3,989,184.00	113,721.31	0.00	113,721.31	(6,504.52)	0.00	0.00	120,225.82	3,993,383.80
Totals			3,989,184.00	3,537,854.17	0.00	3,537,854.17	(6,504.52)	0.00	0.00	3,544,358.68	3,993,383.80

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	116,123,073.78
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,302,461.04	Master Servicing Fee	6,168.03
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,422.51
Interest Adjustments	20,138.31	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	378.52
ARD Interest	0.00	Operating Advisor Fee	1,211.25
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	245,573.41
Total Interest Collected	3,568,172.76	Total Fees	10,180.31

Principal		Expenses/Reimbursements
Scheduled Principal	19,524,539.93	Reimbursement for Interest on Advances	(3,930.22)
Unscheduled Principal Collections		ASER Amount	1,330.96
Principal Prepayments	93,052,918.17	Special Servicing Fees (Monthly)	12,181.94
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	1,257.00	Special Servicing Fees (Work Out)	4,051.12
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	112,578,715.10	Total Expenses/Reimbursements	13,633.80

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,544,358.68
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	112,578,715.10
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	116,123,073.78
Total Funds Collected	116,146,887.86	Total Funds Distributed	116,146,887.89

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	973,329,247.04	973,329,247.04	Beginning Certificate Balance	973,329,247.04
(-) Scheduled Principal Collections	19,524,539.93	19,524,539.93	(-) Principal Distributions	112,578,715.10
(-) Unscheduled Principal Collections	93,052,918.17	93,052,918.17	(-) Realized Losses	(1,257.00)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(1,257.00)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(1,257.00)	(1,257.00)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	860,751,788.94	860,751,788.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	973,411,154.26	973,411,154.26	Ending Certificate Balance	860,751,788.94
Ending Actual Collateral Balance	860,867,682.36	860,867,682.36

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.36%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	15	107,687,393.89	12.51%	4	4.7729	NAP	Defeased	15	107,687,393.89	12.51%	4	4.7729	NAP
4,999,999 or less	15	39,417,701.79	4.58%	3	4.4882	3.169900	1.25 or less	9	141,723,519.72	16.47%	4	4.5684	0.923207
5,000,000 to 9,999,999	17	127,873,737.12	14.86%	4	4.5943	1.954120	1.26 to 1.50	10	83,099,522.24	9.65%	4	4.7243	1.310318
10,000,000 to 19,999,999	11	162,537,593.37	18.88%	4	4.4597	1.460656	1.51 to 1.75	6	61,302,426.87	7.12%	4	4.4837	1.656609
20,000,000 to 24,999,999	2	43,380,336.28	5.04%	4	4.6146	1.201431	1.76 to 2.00	8	260,756,213.13	30.29%	4	4.1513	1.884041
25,000,000 to 49,999,999	4	119,550,980.04	13.89%	3	4.2544	1.674105	2.01 to 2.25	9	152,680,480.19	17.74%	0	3.9030	2.161491
50,000,000 or greater	3	260,304,046.45	30.24%	3	3.9885	1.968144	2.26 to 2.50	1	1,319,689.96	0.15%	4	4.8100	2.440000
Totals	67	860,751,788.94	100.00%	3	4.3570	1.771247	2.51 to 2.75	1	7,285,499.87	0.85%	4	4.7800	2.750000
							2.76 to 3.50	2	22,399,243.18	2.60%	5	4.5945	3.104558
							3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
							4.01 and greater	6	22,497,799.89	2.61%	3	4.3972	5.398230
							Totals	67	860,751,788.94	100.00%	3	4.3570	1.771247
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	18	107,687,393.89	12.51%	4	4.7729	NAP
							Defeased	18	107,687,393.89	12.51%	4	4.7729	NAP
Alabama	8	26,909,010.72	3.13%	4	4.5450	1.990699
							Industrial	1	20,248,336.91	2.35%	3	4.3000	1.740000
Arizona	2	4,783,507.45	0.56%	3	4.7484	2.147272
							Lodging	6	53,915,422.23	6.26%	4	4.6477	1.576654
California	11	112,354,985.03	13.05%	4	4.6070	1.964531
							Mobile Home Park	1	3,579,252.99	0.42%	4	4.7950	2.180000
Connecticut	2	41,162,162.00	4.78%	0	3.8000	2.160000
							Multi-Family	9	86,842,646.03	10.09%	3	4.5620	1.663423
Florida	5	61,125,959.94	7.10%	3	4.4324	1.201040
							Office	9	190,728,948.45	22.16%	5	4.3054	1.611255
Georgia	3	19,465,376.41	2.26%	4	4.7793	1.945212
							Other	6	5,024,657.50	0.58%	2	4.6190	1.316267
Illinois	2	22,972,853.82	2.67%	3	4.3237	1.691375
							Retail	24	368,410,105.95	42.80%	2	4.1766	1.816205
Maryland	5	103,043,256.60	11.97%	0	3.8581	2.130120
							Self Storage	11	24,315,024.99	2.82%	4	4.2049	4.988083
Massachusetts	2	97,927,109.43	11.38%	5	4.0204	1.910000
							Totals	85	860,751,788.94	100.00%	3	4.3570	1.771247
Michigan	7	13,921,121.67	1.62%	4	4.7347	1.333349

New Hampshire	1	100,000,000.00	11.62%	4	4.1080	1.860000

New Jersey	4	29,402,231.87	3.42%	4	4.7922	1.999283

New York	3	42,302,935.68	4.91%	5	4.6211	1.219602

North Carolina	1	5,433,267.04	0.63%	3	4.3122	1.980000

Ohio	1	2,795,145.99	0.32%	2	4.8500	4.070000

Pennsylvania	3	13,270,297.84	1.54%	3	4.5633	1.412075

Texas	6	53,681,654.98	6.24%	4	4.4731	1.633151

Virginia	1	2,513,518.58	0.29%	4	4.7500	1.270000

Totals	85	860,751,788.94	100.00%	3	4.3570	1.771247

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	107,687,393.89	12.51%	4	4.7729	NAP	Defeased	15	107,687,393.89	12.51%	4	4.7729	NAP
	4.0000% or less	8	152,662,162.00	17.74%	0	3.8086	2.129049	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	6	223,088,009.60	25.92%	4	4.0842	1.943122	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	10	100,681,128.29	11.70%	3	4.3212	2.002408	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	14	164,117,184.16	19.07%	4	4.6312	1.339626	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	13	96,933,399.56	11.26%	4	4.8481	1.826562	49 months or greater	52	753,064,395.05	87.49%	3	4.2975	1.828286
	5.0001% or greater	1	15,582,511.44	1.81%	4	5.0485	1.270000	Totals	67	860,751,788.94	100.00%	3	4.3570	1.771247
	Totals	67	860,751,788.94	100.00%	3	4.3570	1.771247
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	107,687,393.89	12.51%	4	4.7729	NAP	Defeased	15	107,687,393.89	12.51%	4	4.7729	NAP
	60 months or less	52	753,064,395.05	87.49%	3	4.2975	1.828286	Interest Only	29	498,907,347.70	57.96%	3	4.2552	1.798922
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	336 months or less	23	254,157,047.35	29.53%	4	4.3805	1.885927
	Totals	67	860,751,788.94	100.00%	3	4.3570	1.771247	337 to 356 months	0	0.00	0.00%	0	0.0000	0.000000
								357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	67	860,751,788.94	100.00%	3	4.3570	1.771247
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	107,687,393.89	12.51%	4	4.7729	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	47	698,641,855.45	81.17%	4	4.3213	1.819379	Totals	0	0.00	0.00%	0	0.0000	0.000000
	12 to 24 months	4	51,698,022.69	6.01%	1	3.9651	1.974915
	24 months or greater	1	2,724,516.91	0.32%	2	4.5000	1.330000
	Totals	67	860,751,788.94	100.00%	3	4.3570	1.771247
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A1	30295765	OF	Boston	MA	Actual/360	4.020%	260,152.25	334,832.61	0.00	08/06/25	04/06/29	--	83,196,233.06	82,861,400.45	03/06/25
01A2	30295804	OF	Boston	MA	Actual/360	4.020%	47,300.41	60,878.66	0.00	08/06/25	04/06/29	--	15,126,587.64	15,065,708.98	03/06/25
03A1	30295712	RT	Manchester	NH	Actual/360	4.108%	319,511.11	0.00	0.00	N/A	07/01/25	--	100,000,000.00	100,000,000.00	03/01/25
04A1-2	30309761	RT	Wheaton	MD	Actual/360	3.800%	48,638.28	0.00	0.00	N/A	03/01/25	--	16,456,562.37	16,456,562.37	02/01/25
04A2	30309822	RT	Wheaton	MD	Actual/360	3.800%	228,886.04	0.00	0.00	N/A	03/01/25	--	77,442,646.00	77,442,646.00	02/01/25
04B1-2	30309821	RT	Wheaton	MD	Actual/360	3.800%	1,606.16	0.00	0.00	N/A	03/01/25	--	543,437.63	543,437.63	02/01/25
04B2	30309823	RT	Wheaton	MD	Actual/360	3.800%	7,558.40	0.00	0.00	N/A	03/01/25	--	2,557,354.00	2,557,354.00	02/01/25
05A1	30309764	LO	Phoenix	AZ	Actual/360	4.275%	150,588.71	45,292,625.60	0.00	N/A	07/06/25	--	45,292,625.60	0.00	03/06/25
07A2	30309758	RT	Trumbull	CT	Actual/360	3.800%	118,222.22	0.00	0.00	N/A	03/01/25	--	40,000,000.00	40,000,000.00	02/01/25
07B2	30309904	RT	Trumbull	CT	Actual/360	3.800%	3,434.83	0.00	0.00	N/A	03/01/25	--	1,162,162.00	1,162,162.00	02/01/25
8	30309798	MF	Destin	FL	Actual/360	4.270%	91,497.93	56,435.51	0.00	N/A	06/06/25	--	27,550,396.08	27,493,960.57	03/06/25
9	30309799	OF	Encino	CA	Actual/360	4.580%	90,683.44	49,965.25	0.00	N/A	08/06/25	--	25,456,984.72	25,407,019.47	03/06/25
10	30309765	RT	New York	NY	Actual/360	4.610%	95,555.06	0.00	0.00	N/A	08/06/25	--	26,650,000.00	26,650,000.00	12/06/24
11	30309752	MF	Various	FL	Actual/360	4.890%	88,167.59	49,663.37	0.00	N/A	07/06/25	--	23,181,662.74	23,131,999.37	03/06/25
14	30309766	IN	Chicago	IL	Actual/360	4.300%	67,874.76	46,440.54	0.00	N/A	06/06/25	--	20,294,777.45	20,248,336.91	03/01/25
15	30309802	MF	Various	Various	Actual/360	4.370%	61,016.91	17,952,016.44	0.00	N/A	03/06/25	--	17,952,016.44	0.00	03/06/25
16	30295790	OF	Birmingham	AL	Actual/360	4.697%	64,981.76	41,306.96	0.00	N/A	07/06/25	--	17,786,005.63	17,744,698.67	03/06/25
17	30309760	LO	Mill Valley	CA	Actual/360	5.048%	61,343.01	39,867.55	0.00	N/A	07/06/25	--	15,622,378.99	15,582,511.44	03/06/25
18	30309755	RT	Hollywood	CA	Actual/360	4.740%	60,619.64	35,773.64	0.00	N/A	07/06/25	--	16,442,940.59	16,407,166.95	03/06/25
19	30309803	OF	Encino	CA	Actual/360	4.580%	60,015.95	33,067.91	0.00	N/A	08/06/25	--	16,847,895.37	16,814,827.46	03/06/25
20	30309804	OF	Syracuse	NY	Actual/360	4.640%	56,621.33	36,471.72	0.00	N/A	08/06/25	--	15,689,407.40	15,652,935.68	03/06/25
21	30309767	MF	New Braunfels	TX	Actual/360	4.700%	57,745.84	34,509.45	0.00	N/A	07/06/25	--	15,796,734.17	15,762,224.72	03/06/25
23	30295729	IN	Shafter	CA	Actual/360	5.093%	56,189.19	36,042.30	0.00	N/A	07/06/25	--	14,183,976.06	14,147,933.76	03/06/25
24A2	30309762	MF	Houston	TX	Actual/360	4.250%	45,401.20	38,228.58	0.00	N/A	05/06/25	--	13,734,816.70	13,696,588.12	03/06/25
26A1	30295828	LO	Cape May	NJ	Actual/360	4.833%	49,880.40	34,386.47	0.00	N/A	08/06/25	--	13,269,317.60	13,234,931.13	03/06/25
27	30309769	OF	Fresno	CA	Actual/360	5.132%	43,798.23	40,901.59	0.00	N/A	08/06/25	--	10,972,722.83	10,931,821.24	03/06/25
28	30309805	MF	Atlanta	GA	Actual/360	4.630%	45,343.78	27,706.53	0.00	N/A	07/05/25	--	12,591,607.85	12,563,901.32	03/05/25
29	30309770	OF	Stafford	TX	Actual/360	4.370%	38,790.60	31,068.05	0.00	N/A	07/06/25	--	11,412,730.62	11,381,662.57	03/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	30295702	RT	Burleson	TX	Actual/360	4.311%	29,892.05	35,530.45	0.00	N/A	07/06/25	--	8,913,982.76	8,878,452.31	03/06/25
32	30309771	RT	Phoenix	AZ	Actual/360	4.590%	34,651.71	9,706,360.59	0.00	N/A	06/06/25	--	9,706,360.59	0.00	03/06/25
33	30309772	RT	Augusta	GA	Actual/360	4.950%	37,575.82	25,142.15	0.00	N/A	07/06/25	--	9,759,952.89	9,734,810.74	03/06/25
35	30309774	RT	Delran	NJ	Actual/360	4.780%	36,638.60	21,465.14	0.00	N/A	06/06/25	--	9,854,973.60	9,833,508.46	01/06/25
36	30309775	SS	Various	AL	Actual/360	4.250%	30,371.62	23,741.77	0.00	N/A	07/06/25	--	9,188,053.82	9,164,312.05	03/06/25
37	30309776	RT	Los Angeles	CA	Actual/360	4.360%	30,321.50	24,502.60	0.00	N/A	06/06/25	--	8,941,465.29	8,916,962.69	03/06/25
39	30295647	LO	Deerfield Beach	FL	Actual/360	3.849%	31,435.95	0.00	0.00	N/A	06/06/25	--	10,500,000.00	10,500,000.00	03/06/25
40	30309806	LO	Glen Mills	PA	Actual/360	4.510%	30,089.36	23,174.98	0.00	N/A	06/06/25	--	8,577,898.04	8,554,723.06	03/06/25
41	30309778	MF	Clute	TX	Actual/360	4.690%	31,355.83	8,595,873.08	0.00	N/A	06/06/25	--	8,595,873.08	0.00	03/06/25
42	30309779	RT	Pickerington	OH	Actual/360	4.170%	27,646.94	8,524,236.33	0.00	N/A	05/01/25	--	8,524,236.33	0.00	03/01/25
			Adrian and Madison
43	30295540	RT		MI	Actual/360	4.600%	28,582.40	7,988,869.71	0.00	N/A	06/06/25	--	7,988,869.71	0.00	03/06/25
			To
44	30309780	MF	San Antonio	TX	Actual/360	4.690%	28,848.07	20,883.47	0.00	N/A	07/01/25	--	7,908,394.62	7,887,511.15	03/01/25
45	30309753	RT	Powder Springs	GA	Actual/360	4.577%	30,007.86	18,562.86	0.00	N/A	08/06/25	--	8,429,438.57	8,410,875.71	03/06/25
46	30309781	MF	Various	Various	Actual/360	4.700%	27,563.32	19,892.04	0.00	N/A	07/06/25	--	7,540,117.56	7,520,225.52	03/06/25
47	30309782	RT	Daytona Beach	FL	Actual/360	4.680%	28,054.32	7,707,231.04	0.00	N/A	07/06/25	--	7,707,231.04	0.00	03/06/25
48	30309756	OF	Henderson	NV	Actual/360	4.745%	26,653.88	21,800.26	0.00	N/A	08/06/25	--	7,222,186.82	7,200,386.56	03/06/25
50	30309807	RT	Murrieta	CA	Actual/360	4.470%	23,542.67	18,364.39	0.00	N/A	06/05/25	--	6,771,620.74	6,753,256.35	03/05/25
51	30309783	RT	El Cajon	CA	Actual/360	4.840%	27,625.05	15,885.89	0.00	N/A	06/06/25	--	7,338,413.62	7,322,527.73	03/06/25
53	30309784	MF	Oak Ridge	TN	Actual/360	4.320%	23,048.93	16,634.79	0.00	N/A	06/06/25	--	6,859,800.44	6,843,165.65	03/06/25
54	30309785	LO	Baltimore	MD	Actual/360	4.790%	22,600.89	23,192.75	0.00	N/A	08/06/25	--	6,066,449.35	6,043,256.60	03/06/25
55	30309808	MF	Dallas	TX	Actual/360	4.780%	27,138.23	14,084.02	0.00	N/A	07/05/25	--	7,299,583.89	7,285,499.87	03/05/25
56	30295730	RT	Monroe	NJ	Actual/360	4.726%	23,342.06	16,712.54	0.00	N/A	07/06/25	--	6,350,504.82	6,333,792.28	03/06/25
58	30309786	OF	Bloomfield Hills	MI	Actual/360	4.890%	22,118.99	14,989.34	0.00	N/A	08/06/25	--	5,815,684.51	5,800,695.17	03/06/25
59	30309809	RT	Waterford	MI	Actual/360	4.570%	20,734.03	12,982.27	0.00	N/A	06/05/25	--	5,833,268.18	5,820,285.91	03/05/25
60	30309810	IN	Bordentown	NJ	Actual/360	4.830%	20,516.83	14,230.86	0.00	N/A	07/05/25	--	5,461,445.19	5,447,214.33	03/05/25
61	30295587	RT	Raleigh	NC	Actual/360	4.312%	18,270.21	14,067.10	0.00	N/A	06/06/25	--	5,447,334.14	5,433,267.04	03/06/25
62	30295788	IN	Mentor	OH	Actual/360	4.399%	17,308.49	13,734.29	0.00	N/A	07/06/25	--	5,059,054.23	5,045,319.94	03/06/25
63	30295551	IN	West Chicago	IL	Actual/360	4.465%	38,371.33	5,250,269.88	0.00	N/A	06/06/25	--	5,250,269.88	0.00	03/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
64	30309811	MF	Riverside	CA	Actual/360	4.600%	19,022.98	11,735.68	0.00	N/A	07/05/25	--	5,316,980.79	5,305,245.11	03/05/25
65	30309812	RT	Various	PA	Actual/360	4.660%	17,136.72	12,521.06	0.00	N/A	07/05/25	--	4,728,095.84	4,715,574.78	08/05/24
66	30295758	SS	Riverside	CA	Actual/360	4.281%	18,976.88	0.00	0.00	N/A	07/06/25	--	5,700,000.00	5,700,000.00	03/06/25
67	30309787	RT	Chester Springs	PA	Actual/360	4.840%	18,354.17	11,162.64	0.00	N/A	07/01/25	--	4,875,664.93	4,864,502.29	03/01/25
68	30309813	MF	Dallas	TX	Actual/360	4.850%	17,215.47	11,807.58	0.00	N/A	08/06/25	--	4,563,748.54	4,551,940.96	03/06/25
70	30295667	RT	Richmond	TX	Actual/360	4.747%	14,070.76	8,807.79	0.00	N/A	07/06/25	--	3,811,275.76	3,802,467.97	03/06/25
71	30309789	MH	Glendale	AZ	Actual/360	4.795%	13,379.40	8,250.58	0.00	N/A	07/06/25	--	3,587,503.57	3,579,252.99	03/06/25
72	30295389	SS	Riverside	CA	Actual/360	4.000%	12,444.44	0.00	0.00	N/A	05/06/25	--	4,000,000.00	4,000,000.00	03/06/25
74	30309791	SS	Santa Paula	CA	Actual/360	4.260%	10,468.32	8,740.17	0.00	N/A	06/06/25	--	3,159,453.11	3,150,712.94	03/06/25
77	30309814	OF	Orange	CA	Actual/360	4.860%	11,977.25	6,777.33	0.00	N/A	08/05/25	--	3,168,584.15	3,161,806.82	03/05/25
78	30309815	MF	Columbus	OH	Actual/360	4.850%	10,571.71	7,369.81	0.00	N/A	05/05/25	--	2,802,515.80	2,795,145.99	03/05/25
79	30309793	98	Harwood Heights	IL	Actual/360	4.500%	9,557.33	6,149.91	0.00	N/A	05/06/25	--	2,730,666.82	2,724,516.91	03/06/25
80	30309816	SS	Hemet	CA	Actual/360	4.950%	10,067.31	5,892.41	0.00	N/A	08/05/25	--	2,614,885.01	2,608,992.60	03/05/25
81	30309817	RT	Petersburg	VA	Actual/360	4.750%	9,307.56	5,820.21	0.00	N/A	07/06/25	--	2,519,338.79	2,513,518.58	03/06/25
82	30309818	MF	Chapel Hill	NC	Actual/360	4.720%	9,132.29	5,423.25	0.00	N/A	07/05/25	--	2,487,609.31	2,482,186.06	03/05/25
83	30309754	98	Pontiac	MI	Actual/360	4.760%	8,538.16	6,084.85	0.00	N/A	06/06/25	--	2,306,225.44	2,300,140.59	03/06/25
84	30295759	SS	Redlands	CA	Actual/360	4.119%	7,368.43	0.00	0.00	N/A	07/06/25	--	2,300,000.00	2,300,000.00	03/06/25
87	30309795	RT	Hiram	GA	Actual/360	4.810%	4,950.03	3,454.29	0.00	N/A	07/06/25	--	1,323,144.25	1,319,689.96	03/06/25
88	30309796	RT	Phoenix	AZ	Actual/360	4.610%	4,328.17	2,857.22	0.00	N/A	05/01/25	--	1,207,111.68	1,204,254.46	03/01/25
Totals							3,322,599.35	112,577,458.10	0.00				973,329,247.04	860,751,788.94
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	25,799,254.21	26,550,770.81	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
01A2	25,799,254.21	26,550,770.81	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
03A1	11,696,316.69	12,448,029.36	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
04A1-2	19,951,636.00	20,764,867.53	01/01/24	09/30/24	--	0.00	0.00	48,574.28	48,574.28	0.00	0.00
04A2	19,951,636.00	20,764,867.53	01/01/24	09/30/24	--	0.00	0.00	228,584.88	228,584.88	0.00	0.00
04B1-2	19,951,636.00	20,764,867.53	01/01/24	09/30/24	--	0.00	0.00	1,604.04	1,604.04	0.00	0.00
04B2	19,951,636.00	20,764,867.53	01/01/24	09/30/24	--	0.00	0.00	7,548.46	7,548.46	0.00	0.00
05A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
07A2	13,871,355.00	0.00	--	--	--	0.00	0.00	118,066.66	118,066.66	0.00	0.00
07B2	13,871,355.00	0.00	--	--	--	0.00	0.00	3,430.31	3,430.31	0.00	0.00
8	3,472,864.73	3,476,300.47	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,075,803.01	2,096,937.23	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,229,085.27	1,483,517.30	01/01/24	06/30/24	--	0.00	0.00	95,341.56	306,808.14	0.00	0.00
11	(3,330,096.33)	1,313,533.99	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,403,778.23	2,403,863.30	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,679,854.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,615,233.92	1,988,037.55	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,031,848.52	1,741,679.11	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,188,908.13	1,116,754.96	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,830,501.64	2,144,155.83	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	73,105.96	0.00
20	2,158,676.43	1,841,283.40	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24A2	2,796,433.00	2,658,423.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26A1	4,136,831.28	6,737,642.44	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	922,244.33	891,375.15	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1,309,591.59	1,448,059.21	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,672,530.90	1,762,152.69	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	761,537.55	649,604.71	01/01/24	09/30/24	--	0.00	0.00	58,024.79	116,126.65	0.00	0.00
36	2,180,726.33	2,180,352.77	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	882,882.24	856,464.59	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,561,756.45	752,435.24	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,332,052.71	1,160,418.90	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,097,962.66	1,046,322.76	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1,025,846.02	1,021,564.09	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	904,588.96	1,319,781.91	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	954,371.76	1,038,537.08	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	796,192.08	804,694.52	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	1,040,807.05	899,304.25	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1,415,814.55	1,397,926.19	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	935,000.17	911,539.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	645,992.14	665,787.19	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	532,400.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	762,063.60	829,772.57	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	1,126,141.15	1,198,414.35	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	450,536.00	0.00	--	--	03/11/25	367,612.85	1,330.96	28,288.94	206,133.32	35,175.23	0.00
66	1,490,357.54	1,516,679.97	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	1,314,511.63	1,486,202.72	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	551,368.95	572,037.05	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
72	1,100,559.67	913,690.28	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
74	1,178,248.39	1,159,732.91	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	768,961.13	936,896.98	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	225,770.75	0.00
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
81	0.00	232,443.27	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
82	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
83	212,483.23	304,226.49	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
84	806,204.16	795,325.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
87	243,771.68	260,071.32	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
88	180,046.82	189,737.41	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	226,291,353.35	206,812,721.18				367,612.85	1,330.96	589,463.93	1,036,876.74	334,051.94	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
05A1	30309764	45,292,625.60	Payoff Prior to Maturity	0.00	0.00
32	30309771	9,706,360.59	Payoff Prior to Maturity	0.00	0.00
41	30309778	8,595,873.08	Payoff Prior to Maturity	0.00	0.00
42	30309779	8,524,236.33	Payoff Prior to Maturity	0.00	0.00
43	30295540	7,988,869.71	Payoff Prior to Maturity	0.00	0.00
47	30309782	7,707,231.04	Payoff Prior to Maturity	0.00	0.00
63	30295551	5,237,721.82	Payoff Prior to Maturity	0.00	0.00
Totals		93,052,918.17		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/25	1	9,833,508.46	1	26,650,000.00	1	4,715,574.78	0	0.00	0	0.00	0	0.00	0	0.00	7	93,052,918.17	4.356985%	4.343248%	3
02/18/25	1	26,650,000.00	0	0.00	1	4,728,095.84	1	0.00	0	0.00	0	0.00	0	0.00	3	32,156,912.55	4.362616%	4.349169%	4
01/17/25	0	0.00	0	0.00	1	4,738,738.12	1	20,683,610.08	0	0.00	0	0.00	0	0.00	3	6,102,758.09	4.367836%	4.354487%	5
12/17/24	0	0.00	1	9,889,837.34	1	4,749,337.86	1	20,731,383.17	0	0.00	0	0.00	0	0.00	2	13,549,024.53	4.371446%	4.358114%	6
11/18/24	1	9,908,472.33	1	4,760,509.00	0	0.00	1	20,781,575.48	0	0.00	0	0.00	0	0.00	0	0.00	4.375894%	4.362600%	7
10/18/24	2	14,696,742.43	0	0.00	0	0.00	1	20,828,967.91	0	0.00	0	0.00	0	0.00	0	0.00	4.376305%	4.363010%	8
09/17/24	0	0.00	2	14,726,322.31	0	0.00	1	20,878,793.23	0	0.00	0	0.00	0	0.00	0	0.00	4.376711%	4.363414%	9
08/16/24	0	0.00	2	14,753,850.57	0	0.00	1	20,925,807.90	0	0.00	0	0.00	0	0.00	0	0.00	4.360694%	4.347533%	10
07/17/24	0	0.00	2	14,781,267.06	0	0.00	1	20,972,639.89	0	0.00	0	0.00	0	0.00	0	0.00	4.361101%	4.347939%	11
06/17/24	0	0.00	2	14,810,514.75	0	0.00	1	21,021,924.88	0	0.00	0	0.00	0	0.00	0	0.00	4.361505%	4.348342%	12
05/17/24	2	14,837,701.14	0	0.00	0	0.00	1	21,068,383.39	0	0.00	0	0.00	0	0.00	0	0.00	4.361907%	4.348742%	13
04/17/24	1	10,031,662.05	0	0.00	0	0.00	1	21,117,308.31	0	0.00	0	0.00	0	0.00	0	0.00	4.362306%	4.349139%	14
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
04A1-2	30309761	02/01/25	0	5	48,574.28	48,574.28	0.00	16,456,562.37
04A2	30309822	02/01/25	0	5	228,584.88	228,584.88	0.00	77,442,646.00
04B1-2	30309821	02/01/25	0	5	1,604.04	1,604.04	0.00	543,437.63
04B2	30309823	02/01/25	0	5	7,548.46	7,548.46	0.00	2,557,354.00
07A2	30309758	02/01/25	0	5	118,066.66	118,066.66	0.00	40,000,000.00
07B2	30309904	02/01/25	0	5	3,430.31	3,430.31	0.00	1,162,162.00
10	30309765	12/06/24	2	2	95,341.56	306,808.14	8,950.00	26,650,000.00	11/26/24	98
35	30309774	01/06/25	1	1	58,024.79	116,126.65	1,625.00	9,872,441.27	04/04/23	98
65	30309812	08/05/24	6	6	28,288.94	206,133.32	51,601.04	4,792,535.39	05/05/23	98
Totals					589,463.93	1,036,876.74	62,176.04	179,477,138.66
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		138,162,162	0	138,162,162		0
0 - 6 Months		624,662,518	583,463,434	41,199,083		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		97,927,109	97,927,109	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-25	860,751,789	819,552,706	9,833,508	26,650,000	4,715,575	0
Feb-25	973,329,247	941,951,151	26,650,000	0	4,728,096	0
Jan-25	1,007,003,614	1,002,264,876	0	0	4,738,738	0
Dec-24	1,014,683,116	1,000,043,941	0	9,889,837	4,749,338	0
Nov-24	1,029,915,801	1,015,246,819	9,908,472	4,760,509	0	0
Oct-24	1,031,516,470	1,016,819,728	14,696,742	0	0	0
Sep-24	1,033,214,568	1,018,488,245	0	14,726,322	0	0
Aug-24	1,084,801,951	1,070,048,101	0	14,753,851	0	0
Jul-24	1,086,382,943	1,071,601,676	0	14,781,267	0	0
Jun-24	1,088,062,073	1,073,251,558	0	14,810,515	0	0
May-24	1,089,629,935	1,074,792,234	14,837,701	0	0	0
Apr-24	1,091,296,409	1,081,264,747	10,031,662	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	30309765	26,650,000.00	26,650,000.00	42,000,000.00	07/01/15	1,481,849.30	1.19000	06/30/24	08/06/25	I/O
35	30309774	9,833,508.46	9,872,441.27	14,800,000.00	04/09/15	571,995.84	0.82000	09/30/24	06/06/25	I/O
65	30309812	4,715,574.78	4,792,535.39	7,660,000.00	--	419,557.28	1.18000	12/31/23	07/05/25	243
Totals		41,199,083.24	41,314,976.66	64,460,000.00		2,473,402.42

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	30309765	RT	NY	11/26/24	98

3/11/2025 - The loan transferred to Special Servicing on 11/26/2024 due to payment default. Borrower executed PNL and engaged an advisor to assist with a potential restructure. Notice of Event of Default was issued on 1/15/25. Borrower has submitted a re quest for a forbearance. Special Servicer is evaluating its legal rights and remedies and the forbearance request.

35	30309774	RT	NJ	04/04/23	98

3/11/2025 - The Loan transferred to SS for Non-Monetary Default SS received approval to enter into a Settlement Agreement with borrower. Agreement was entered on 12/5/2024. Borrower is in default under the agreement. SS is discussing next steps with counsel.

65	30309812	RT	PA	05/05/23	98

3/11/2025 - The Loan transferred to Special Servicing on 5/9/2023. PNL was executed. Currently discussing next steps regarding implementation of cash management, evaluating the property''s performance, and following up on past due financials.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
02A1	30309763	99,838,474.22	4.01625%	99,838,474.22	4.01625%	9	08/27/20	07/06/20	09/11/20
03A1	30295712	100,000,000.00	4.10800%	100,000,000.00	4.10800%	10	12/31/20	05/01/20	01/17/21
11	30309752	0.00	4.89000%	0.00	4.89000%	8	05/03/22	05/03/22	06/03/22
12	30309800	0.00	4.53000%	0.00	4.53000%	10	07/27/21	07/31/21	09/28/21
12	30309800	0.00	4.53000%	0.00	4.53000%	8	06/06/22	06/06/22	06/16/22
13	30309801	22,111,030.42	4.56000%	22,111,030.42	4.56000%	10	08/04/20	08/04/20	08/18/20
Totals		221,949,504.64		221,949,504.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
02A1	30309763	11/18/20	99,523,698.08	301,800,000.00	100,537,998.05	649,017.55	100,148,007.50	99,498,989.95	24,708.09	0.00	8,652.64	16,055.45	0.01%
13	30309801	05/17/21	22,145,005.19	42,500,000.00	25,717,477.19	611,878.55	22,756,883.74	22,145,005.19	0.00	0.00	0.00	0.00	0.00%
22A3	30295893	08/17/22	16,615,911.45	0.00	895,653.39	2,819,863.50	895,653.39	(1,924,210.11)	18,540,121.55	0.00	35,959.74	18,504,161.81	107.77%
30	30295789	09/16/22	11,891,385.33	13,000,000.00	13,700,574.20	4,866,519.10	13,700,574.20	8,834,055.10	3,057,330.23	623.00	502,093.28	2,555,236.95	18.92%
52	30295825	01/18/23	7,082,290.58	6,600,000.00	6,406,758.64	389,376.21	6,399,117.36	6,009,741.15	1,072,549.43	634.00	236,071.62	836,477.81	10.32%
69	30309788	06/16/23	3,851,365.17	3,000,000.00	3,002,898.45	2,152,304.85	3,002,898.45	850,593.60	3,000,771.57	0.00	38,911.81	2,961,859.76	62.35%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			161,109,655.80	366,900,000.00	150,261,359.92	11,488,959.76	146,903,134.64	135,414,174.88	25,695,480.87	1,257.00	821,689.09	24,873,791.78

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/15/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00
02A1	30309763	10/18/24	0.00	0.00	16,055.45	0.00	0.00	(8,378.11)	0.00	0.00	16,055.45
		08/16/24	0.00	0.00	24,433.56	0.00	0.00	15,958.31	0.00	0.00
		04/17/24	0.00	0.00	8,475.25	0.00	0.00	(15,958.31)	0.00	0.00
		10/18/21	0.00	0.00	24,433.56	0.00	0.00	(274.53)	0.00	0.00
		11/18/20	0.00	0.00	24,708.09	0.00	0.00	24,708.09	0.00	0.00
13	30309801	05/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22A3	30295893	07/17/24	0.00	0.00	18,504,161.81	0.00	(761.48)	0.00	0.00	0.00	16,914,515.72
		11/17/23	0.00	0.00	18,504,923.29	0.00	0.00	(706.07)	0.00	0.00
		06/16/23	0.00	0.00	18,505,629.36	0.00	(34,492.19)	0.00	0.00	0.00
		08/17/22	0.00	0.00	18,540,121.55	0.00	0.00	16,615,911.45	0.00	299,310.34
30	30295789	03/17/25	0.00	0.00	2,555,236.95	0.00	0.00	(623.00)	0.00	0.00	2,555,236.95
		10/17/23	0.00	0.00	2,555,859.95	0.00	0.00	(1,000.00)	0.00	0.00
		09/15/23	0.00	0.00	2,556,859.95	0.00	0.00	(47,298.88)	0.00	0.00
		08/17/23	0.00	0.00	2,604,158.83	0.00	0.00	9,471.50	0.00	0.00
		07/17/23	0.00	0.00	2,594,687.33	0.00	0.00	(5,735.18)	0.00	0.00
		04/17/23	0.00	0.00	2,600,422.51	0.00	0.00	(456,907.72)	0.00	0.00
		09/16/22	0.00	0.00	3,057,330.23	0.00	0.00	3,057,330.23	0.00	0.00
52	30295825	03/17/25	0.00	0.00	836,477.81	0.00	0.00	(634.00)	0.00	0.00	836,477.81
		06/17/24	0.00	0.00	837,111.81	0.00	0.00	2,634.39	0.00	0.00
		05/17/24	0.00	0.00	834,477.42	0.00	0.00	(571.62)	0.00	0.00
		09/15/23	0.00	0.00	835,049.04	0.00	0.00	(18,894.05)	0.00	0.00
		06/16/23	0.00	0.00	853,943.09	0.00	0.00	(218,606.34)	0.00	0.00
		01/18/23	0.00	0.00	1,072,549.43	0.00	0.00	1,072,549.43	0.00	0.00
69	30309788	11/18/24	0.00	0.00	2,961,859.76	0.00	0.00	75.00	0.00	0.00	2,961,859.76
		09/17/24	0.00	0.00	2,961,784.76	0.00	0.00	25.00	0.00	0.00
		04/17/24	0.00	0.00	2,961,759.76	0.00	0.00	(1,000.00)	0.00	0.00
		02/16/24	0.00	0.00	2,962,759.76	0.00	0.00	(38,011.81)	0.00	0.00
		06/16/23	0.00	0.00	3,000,771.57	0.00	0.00	3,000,771.57	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(1,257.00)	0.00	0.00	(1,257.00)
Cumulative Totals			0.00	0.02	24,873,791.78	0.00	(35,253.67)	22,984,835.35	0.00	299,310.34	23,284,145.69

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
03A1	0.00	0.00	0.00	0.00	3,195.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	5,181.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(59.77)	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	532.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(1.66)	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(655.26)	0.00	0.00	0.00
55	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(35.56)	0.00	0.00	0.00
61	0.00	0.00	0.00	0.00	323.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00
63	(20,138.31)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(3,177.97)	0.00	0.00	0.00
65	0.00	0.00	3,500.00	0.00	0.00	1,330.96	0.00	0.00	0.00	0.00	0.00	0.00
Total	(20,138.31)	0.00	12,181.94	0.00	4,051.12	1,330.96	0.00	0.00	(3,930.22)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(6,504.51)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29